Note 4 - Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Available-for-sale Securities [Table Text Block]
(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair v alue
December 31 , 201 7
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation (FHLMC)	$91	2	0	93
Federal National Mortgage Association (FNMA)	4,834	1	(78)	4,757
Collateralized mortgage obligations:
FNMA	223	0	(5)	218
	5,148	3	(83)	5,068
Other marketable securities:
U.S. Government agency obligations	69,962	0	(1,201)	68,761
Municipal obligations	2,699	2	(8)	2,693
Corporate obligations	234	0	(1)	233
Corporate preferred stock	700	0	(140)	560
Corporate equity	58	99	0	157
	73,653	101	(1,350)	72,404
	$78,801	104	(1,433)	77,472

December 31 , 2016
Mortgage-backed securities:
FHLMC	$327	10	0	337
FNMA	295	7	0	302
Collateralized mortgage obligations:
FNMA	371	0	(5)	366
	993	17	(5)	1,005
Other marketable securities:
U.S. Government agency obligations	74,979	16	(1,079)	73,916
Municipal obligations	2,819	0	(20)	2,799
Corporate obligations	290	2	0	292
Corporate preferred stock	700	0	(350)	350
Corporate equity	58	57	0	115
	78,846	75	(1,449)	77,472
	$79,839	92	(1,454)	78,477

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	More than 5 Years
Contractual Obligations:
Annual rental commitments under non-cancellable operating leases	$5,740	888	1,740	1,679	1,433
Total contractual obligations	$5,740	888	1,740	1,679	1,433

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less Than Twelve M onths			Twelve Months or M ore			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 201 7
Mortgage backed securities:
FNMA	2	$4,703	(78)	0	$0	0	$4,703	(78)
Collateralized mortgage obligations:
FNMA	1	218	(5)	0	0	0	218	(5)
Other marketable securities:
U.S. Government agency obligations	2	9,819	(163)	12	58,942	(1,038)	68,761	(1,201)
Municipal obligations	14	2,268	(8)	0	0	0	2,268	(8)
Corporate obligations	1	233	(1)	0	0	0	233	(1)
Corporate preferred stock	0	0	0	1	560	(140)	560	(140)
Total temporarily impaired securities	20	$17,241	(255)	13	$59,502	(1,178)	$76,743	(1,433)

December 31, 2016
Collateralized mortgage obligations:
FNMA	1	$262	(3)	1	$104	(2)	$366	(5)
Other marketable securities:
U.S. Government agency obligations	13	63,896	(1,079)	0	0	0	63,896	(1,079)
Municipal obligations	14	2,327	(19)	2	214	(1)	2,541	(20)
Corporate preferred stock	0	0	0	1	350	(350)	350	(350)
Total temporarily impaired securities	28	$66,485	(1,101)	4	$668	(353)	$67,153	(1,454)

Available-for-sale Securities [Member]
Notes Tables
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
(Dollars in thousands)	Amortized C ost	Fair V alue
Due one year or less	$1,202	1,188
Due after one year through five years	74,950	73,706
Due after five years through ten years	1,780	1,752
Due after ten years	811	669
No stated maturity	58	157
Total	$78,801	77,472